WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.2%
Alabama - 3.7%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$4,350,000	$5,247,162	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	2,000,000	2,055,093
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	69,910,000	71,838,341
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	8,099,589
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	18,683,129
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	14,477,736
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	50,595,000	55,608,448	(b)(c)

Total Alabama				176,009,498

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	330,446	(d)
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,518,967
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,918,261
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,263,741
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	5,700,000	6,849,950	(a)

Total Alaska				12,881,365

Arizona - 2.3%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	4,020,179
Series D	5.000%	7/1/46	2,500,000	2,913,173
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,108,123
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,506,114
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,742,688

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	$1,000,000	$1,155,027
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	692,163	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	975,893	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,921,472	(e)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	4,000,000	4,630,296
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	2,977,109
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,500,863
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,478,835
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	3,001,658
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	37,990,000	43,026,760	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,171,764
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	358,004
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	704,740
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	857,142
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	1,300,000	1,563,847
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,937,633	(e)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,452,070
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	2,037,735
Series A	5.000%	8/1/47	2,000,000	2,467,534
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,228,406

Total Arizona				108,429,228

California - 13.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	8,008,872

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	$2,250,000	$2,654,066
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,927,153
Series A, Refunding	5.000%	5/1/34	1,350,000	1,485,017
Series A, Refunding	5.000%	5/1/46	9,000,000	9,807,433
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	1.300%	4/1/27	27,000,000	28,045,867	(b)(c)
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	5,250,000	5,714,419
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,979,847
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,825,243
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,151,172
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,590,065
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	9,841,134	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	9,700,000	11,771,501	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,423,308	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,392,857	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,580,700	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	2,000,000	2,463,097	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	7,300,000	8,856,086	(e)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,500,000	1,695,467
California State, GO:
Various Purpose	4.000%	3/1/46	4,000,000	4,758,488
Various Purpose, Refunding	5.000%	9/1/41	18,250,000	23,971,714	(f)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	$2,550,000	$2,851,636
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,462,863	(e)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,768,709
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	19,150,000	19,898,983
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,210,393
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,601,287
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	2,000,000	2,561,466
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,503,459
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	7,619,070
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	5,069,219
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,280,226
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,377,177
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	8,039,499	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,894,104	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	4,215,131	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,772,301	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,571,624	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	3,525,000	4,041,557	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	7,500,000	9,142,680

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Series A, Refunding	5.000%	7/1/46	$2,000,000	$2,362,102
Series B, Refunding	5.000%	7/1/39	11,020,000	13,514,212
Series C	5.000%	7/1/37	4,825,000	6,020,409
Series C	5.000%	7/1/38	1,000,000	1,246,945
Series C	5.000%	7/1/42	13,000,000	16,125,879
Series E	5.000%	7/1/44	10,000,000	11,333,627
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,427,544
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	11,075,318
Series A	6.500%	11/1/39	7,265,000	11,977,364
Series B	7.000%	11/1/34	26,500,000	41,927,990
Series B	6.500%	11/1/39	13,000,000	21,432,310
Series C	6.125%	11/1/29	5,735,000	7,310,144
Series C	7.000%	11/1/34	20,000,000	31,643,766
Series C	6.500%	11/1/39	1,290,000	2,126,745
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	5,990,000	6,608,991	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,667,788
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	7,100,000	8,941,027
Series B, Refunding	5.000%	6/1/39	9,930,000	12,481,018
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,633,084
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,028,134
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,446,320
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,343,439
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,890,389
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	4,944,646
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,155,129
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	11,700,000	13,903,063

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	$4,500,000	$5,521,509	(a)
Series A, Refunding	5.000%	5/1/35	5,000,000	6,588,325	(a)
Series A, Refunding	5.000%	5/1/36	5,000,000	6,569,044	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	1,155,000	1,436,519	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,831,197	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,490,214
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	4,000,000	4,015,814	(d)
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,560,208
Series B, AGM	4.000%	8/1/48	2,270,000	2,590,882
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,618,025
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,069,670
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,255,966
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,997,780
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,217,932

Total California				619,155,358

Colorado - 1.6%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	807,465
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	828,870
Series A	5.000%	12/1/49	1,000,000	1,100,230

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	$3,700,000	$4,512,457
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,965,873
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,741,221
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,933,307	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	7,196,676	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	5,118,698
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	849,690
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,719,512
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,728,077
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,840,213
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,864,603
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	8,400,000	13,113,138
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	1,000,000	1,198,629
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	1,000,000	1,070,210

Total Colorado				75,588,869

Connecticut - 1.2%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,452,311	(a)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,305,249	(d)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,230,193	(d)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	6,528,861	(d)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	4,250,000	5,559,613

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	$7,745,000	$9,529,541
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	2,400,000	3,145,094
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,918,226
Series A	5.000%	4/15/34	2,000,000	2,558,972
Series A	5.000%	4/15/35	4,895,000	6,102,347
Series A	5.000%	4/15/36	2,300,000	2,931,039
Series A	5.000%	4/15/39	1,650,000	2,083,587
Series E	5.000%	10/15/34	5,360,000	6,499,464
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,455,012	(e)

Total Connecticut				57,299,509

Delaware - 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,462,538
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,568,394
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,526,582
US 301 Project	5.000%	6/1/55	13,750,000	15,576,089

Total Delaware				26,133,603

District of Columbia - 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,906,607
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,442,124

Total District of Columbia				19,348,731

Florida - 4.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,246,306	(a)
Series 2017	5.000%	10/1/47	3,350,000	4,059,435	(a)
Series A	5.000%	10/1/25	2,000,000	2,366,670	(a)
Series A	5.000%	10/1/26	1,500,000	1,826,055	(a)
Series A	5.000%	10/1/28	1,500,000	1,914,518	(a)
Series A	5.000%	10/1/45	22,000,000	25,421,645	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	13,125,984	(a)

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Series B	5.000%	9/1/33	$8,610,000	$10,860,683	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,207,600
Series B, Refunding	5.000%	7/1/32	8,000,000	9,325,655
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,173,508
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,844,999
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	5,052,608
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	5,027,925
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,135,446
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,429,604	(e)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,279,520
Series A, Refunding	5.000%	10/1/28	500,000	581,773
Series A, Refunding	5.000%	10/1/29	2,720,000	3,151,549
Series A, Refunding	5.000%	10/1/35	5,000,000	5,736,005
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,762,844	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,513,850	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,646,039
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,012,762	(d)
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,581,223	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/40	1,625,000	1,936,493
Series A, Refunding	4.000%	10/1/41	1,000,000	1,188,367
Series A, Refunding	5.000%	10/1/41	7,250,000	8,723,272
Series A, Refunding	5.000%	10/1/49	12,900,000	15,896,046	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,649,450	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,829,990

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	$4,750,000	$5,179,121
Orlando & Orange County, FL, Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,841,853
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	2,022,266
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,275,000	1,383,570
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	2,000,000	2,057,117
Toby & Leon Cooperman Sinai Residences of
Boca Raton Expansion, Series B-1	3.000%	6/1/27	5,665,000	5,924,820
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	713,118	627,544	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,165,000	4,662,727
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,291,429
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,500,000	1,742,273
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	3,945,000	4,932,451
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	930,000	1,068,412
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,306,055

Total Florida				228,547,471

Georgia - 1.2%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,216,105
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,765,450
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	8,159,028

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	$1,500,000	$1,874,737
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	795,000	897,234
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,192,491
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	3,250,000	3,753,316
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,393,851
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,265,150
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	2,000,000	2,414,629
Project One Subordinated, Series A	5.000%	1/1/45	1,950,000	2,469,839
Project One, Series A	5.000%	1/1/50	2,250,000	2,831,858
Series EE, AMBAC	7.250%	1/1/24	500,000	587,596
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,323,587
Series A	5.000%	5/15/34	2,000,000	2,466,967
Series A	5.000%	5/15/43	1,950,000	2,352,988
Series B	5.000%	3/15/22	5,000,000	5,183,817
Series C	4.000%	9/1/26	4,570,000	5,301,849	(b)(c)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	110,000	112,769

Total Georgia				58,563,261

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	250,000	303,529	(f)
Series F, Refunding	5.000%	1/1/29	1,000,000	1,233,652	(f)
Series F, Refunding	5.000%	1/1/30	750,000	937,796	(f)
Series F, Refunding	5.000%	1/1/31	750,000	955,059	(f)
Series F, Refunding	4.000%	1/1/36	3,500,000	4,069,094	(f)

Total Guam				7,499,130

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 12.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	$1,625,000	$1,862,121
Series 2018	5.000%	4/1/38	1,200,000	1,424,447
Series 2018	5.000%	4/1/42	4,400,000	5,177,764
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	962,377
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	2,065,830
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,796,931
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,177,980
Series A	5.000%	12/1/33	3,400,000	4,301,809
Series A	5.000%	12/1/34	3,250,000	4,101,695
Series A	5.000%	12/1/36	2,800,000	3,513,861
Series A	5.000%	12/1/37	2,750,000	3,440,909
Series A	5.000%	12/1/39	2,000,000	2,493,130
Series A	5.000%	12/1/40	1,840,000	2,285,847
Series A	5.000%	12/1/41	1,000,000	1,238,904
Series B, Refunding	5.000%	12/1/36	1,300,000	1,631,435
Series C, Refunding	5.000%	12/1/24	250,000	284,634
Series C, Refunding	5.000%	12/1/25	2,400,000	2,814,731
Series D	5.000%	12/1/46	4,250,000	5,107,612
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,785,737
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,838,700
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,523,824
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	5,043,650
Series A	5.000%	1/1/44	17,175,000	20,441,704
Series A, Refunding	5.000%	1/1/27	4,000,000	4,802,373
Series A, Refunding	5.000%	1/1/28	11,750,000	14,386,990
Series A, Refunding	5.250%	1/1/33	3,250,000	3,540,497
Series A, Refunding	5.000%	1/1/35	3,800,000	4,106,657
Series A, Refunding	6.000%	1/1/38	7,450,000	9,068,757
Series C, Refunding	5.000%	1/1/25	1,420,000	1,622,423
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,670,140
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,772,295
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,690,245
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,962,494	(a)

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Senior Lien, Series G	5.000%	1/1/52	$1,520,000	$1,813,478	(a)
Series A, Refunding	5.000%	1/1/34	8,190,000	9,324,900	(a)
Series C	5.000%	1/1/31	3,250,000	3,716,394	(a)
Series C	5.000%	1/1/32	3,325,000	3,799,627	(a)
Series C	5.000%	1/1/33	3,000,000	3,422,537	(a)
Series C	5.000%	1/1/34	2,800,000	3,188,000	(a)
Series C	5.000%	1/1/35	500,000	568,718	(a)
Series C	5.000%	1/1/46	7,000,000	7,927,732	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,149,614
TrIPS Obligated Group	5.000%	7/1/48	3,850,000	4,580,380	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,400,000	5,235,028
Second Lien, Series A, Refunding	4.000%	12/1/50	5,000,000	5,710,663
Second Lien, Series A, Refunding	4.000%	12/1/55	2,800,000	3,186,112
Second Lien, Series A, Refunding	5.000%	12/1/55	1,500,000	1,845,962
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,646,034
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,893,703
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,863,360
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,202,646
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,285,490
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,371,162
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,256,675
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,245,925
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,448,389
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,955,792
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/39	3,000,000	3,594,794
Series A, Refunding	4.000%	11/15/41	3,750,000	4,466,885
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,644,288
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,577,833
Illinois Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,481,217
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	1,000,000	1,215,728
Benedictine University, Refunding	5.000%	10/1/31	1,000,000	1,235,902

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Benedictine University, Refunding	4.000%	10/1/33	$715,000	$804,851
Northshore University Healthsystem, Series A	5.000%	8/15/35	2,000,000	2,629,058
Northshore University Healthsystem, Series A	4.000%	8/15/39	3,850,000	4,625,778
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	2,092,622
OSF Healthcare System, Series A	4.000%	5/15/50	5,510,000	6,427,177
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,238,690
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,477,665
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,229,185
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	2,250,000	2,561,768
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,244,019
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	560,099
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,442,540
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	1,250,000	1,558,544
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	3,110,885
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,591,665
Series A	5.000%	1/1/42	4,500,000	5,487,499
Series A	5.000%	1/1/44	18,000,000	22,395,535
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	938,517
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	622,160
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	924,931
Illinois State, GO:
Series 2006	5.500%	1/1/30	2,560,000	3,359,057
Series 2014	5.250%	2/1/32	5,525,000	6,088,012
Series 2016	5.000%	1/1/33	2,500,000	2,857,632
Series 2016	5.000%	11/1/33	1,850,000	2,161,756
Series 2016, Refunding	5.000%	2/1/27	24,345,000	29,544,301

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series 2016, Refunding	5.000%	2/1/29	$1,300,000	$1,550,943
Series A	5.000%	3/1/36	1,750,000	2,232,631
Series A	5.000%	5/1/39	3,000,000	3,577,122
Series A	5.000%	3/1/46	10,350,000	12,869,335
Series A, Refunding	5.000%	10/1/28	3,000,000	3,747,204
Series A, Refunding	5.000%	10/1/30	4,850,000	5,963,429
Series B, Refunding	5.000%	10/1/28	6,000,000	7,494,408
Series B, Refunding	5.000%	10/1/29	9,250,000	11,453,102
Series D	5.000%	11/1/27	32,945,000	40,582,185
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,183,597
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	23,715,000	27,233,822
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	27,140,000	33,278,468
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	11,000,000	12,575,494
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,570,991
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	9,080,000	10,078,680
Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	33,275,408

Total Illinois				589,434,236

Indiana - 1.2%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,137,326
Series S	4.000%	7/1/37	750,000	888,092
Series S	4.000%	7/1/38	800,000	945,166
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	4,250,000	4,287,725	(b)(c)(d)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	5,000,000	5,776,193
Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,443,918	(a)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,332,280

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	$4,110,000	$5,029,548	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	6,252,375	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	7,023,809	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,990,193
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,620,228	(a)

Total Indiana				58,726,853

Iowa - 0.2%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	2,495,000	2,545,478
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,400,000	2,785,790
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	3,400,000	3,963,128

Total Iowa				9,294,396

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	4,982,342
Series 3	5.000%	2/1/44	3,000,000	3,412,153
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,337,286
Improvement, Series A	5.000%	9/1/45	3,000,000	3,484,893

Total Kansas				14,216,674

Kentucky - 2.4%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	6,182,181

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	$3,900,000	$4,758,744
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	32,639,109	(b)(c)
Series C	4.000%	6/1/25	45,400,000	51,181,440	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,888,774	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	2,100,000	2,663,512
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,898,168
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,152,282
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,498,020
Series B, Refunding	5.000%	1/1/26	1,200,000	1,420,222
Series B, Refunding	5.000%	1/1/27	3,000,000	3,643,842

Total Kentucky				113,926,294

Louisiana - 0.8%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	3,010,000	3,057,508	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	7,135,878	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,484,761
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,873,847
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	3,100,000	3,205,526	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,711,522	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	6,200,000	6,514,120	(b)(c)

Total Louisiana				35,983,162

Maryland - 0.3%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	5,750,000	6,711,475
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,216,078

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	$2,000,000	$2,396,378
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,452,785
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,176,915
Maryland State Health & Higher EFA Revenue, Lifebridge Health	6.000%	7/1/41	1,500,000	1,507,088	(d)

Total Maryland				15,460,719

Massachusetts - 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,760,202
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,526,943
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	6,012,647
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,728,608
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,610,196
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,560,849
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,290,797
Visual & Performing Arts Project	6.000%	8/1/21	595,000	600,757
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,122,837
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,656,501
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	10,697,701
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,274,889	(a)
Series A	5.000%	7/1/35	4,155,000	5,247,411	(a)
Series A, Refunding	5.000%	7/1/36	700,000	881,781	(a)
Series E	5.000%	7/1/46	7,250,000	9,298,068	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,952,289

Total Massachusetts				77,222,476

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 2.1%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$1,600,000	$1,798,736
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,479,965
Detroit, MI, Water Supply System Revenue, Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,039,971	(d)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	20,962,577
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,700,000	3,267,279
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	3,835,000	4,073,650	(e)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,542,196
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,605,227
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,745,841
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,207,900	(d)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,171,856
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,812,966
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	2,950,000	3,400,135
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	2,100,000	2,545,345
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,874,838
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	13,941,046	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,700,000	9,349,583	(a)
Walled Lake Consolidated School District, GO	5.000%	5/1/50	3,500,000	4,534,415

Total Michigan				97,353,526

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	$7,970,000	$8,954,170	(d)

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,152,194

Missouri - 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	1,000,000	1,137,210
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	4,500,000	5,613,258	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,133,222

Total Missouri				9,883,690

Nebraska - 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	1,050,000	1,259,327
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,432,145
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	1,000,000	1,165,889
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,685,342

Total Nebraska				8,542,703

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	24,485,188

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,200,486	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,625,304	(a)(b)(c)

Total New Hampshire				6,825,790

New Jersey - 8.5%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,706,189
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,783,321

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	$17,500,000	$20,275,099
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,801,785	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,678,061	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,117,336	(a)
School Facilities Construction, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.550%)	1.600%	9/1/27	22,065,000	22,425,727	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,772,173
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	20,000,000	20,336,776	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,766,692
School Facilities Construction, Series QQQ	4.000%	6/15/46	2,500,000	2,867,812
School Facilities Construction, Series QQQ	4.000%	6/15/50	2,000,000	2,284,470
School Facilities Construction, Series WW	5.250%	6/15/30	13,000,000	15,096,635
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,971,761
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	6,931,763
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	7,500,000	7,512,901
Refunding	5.000%	6/15/25	4,545,000	4,722,562
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,894,718
State House Project, Series B	5.000%	6/15/43	3,365,000	4,126,924
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,418,922	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,076,668	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,173,629	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,306,189	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,469,964	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	$3,500,000	$4,354,043
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	8,540,519	(d)
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,122,201
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	514,507
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	8,370,344
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,000,000	5,740,984
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	7,500,000	8,699,748
Transportation Program, Series AA	4.000%	6/15/39	3,000,000	3,511,525
Transportation Program, Series AA	5.000%	6/15/39	3,000,000	3,801,793
Transportation Program, Series AA	4.000%	6/15/40	4,000,000	4,670,195
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	15,263,209
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	19,779,385
Transportation Program, Series AA	4.000%	6/15/45	9,750,000	11,197,054
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,680,479
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	17,084,052
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,500,000	5,569,915	(f)
Transportation Program, Series BB	4.000%	6/15/36	7,750,000	8,924,288
Transportation Program, Series BB	4.000%	6/15/38	850,000	973,676
Transportation System, Series A, Refunding	5.000%	12/15/28	15,100,000	19,183,630
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,142,656
Series A, Refunding	5.000%	1/1/35	4,900,000	5,804,081
Series G, Refunding	5.000%	1/1/36	22,270,000	27,250,425
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/27	20,000,000	24,868,662
COVID-19 Emergency, Series A	5.000%	6/1/28	4,600,000	5,858,141
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,251,250
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	4,000,000	4,786,637
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,558,089

Total New Jersey				401,019,565

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 12.8%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	$6,000,000	$7,290,277
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	8,930,863
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,455,000	1,679,273
Green Bonds, Series A	5.000%	11/15/51	2,000,000	2,360,939
Green Bonds, Series C-1	4.750%	11/15/45	2,000,000	2,427,216
Green Bonds, Series C-1	5.250%	11/15/55	2,500,000	3,118,418
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	3,250,000	3,688,388
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,500,000	1,667,922
Green Bonds, Series D-1	5.000%	11/15/43	1,500,000	1,879,316
Green Bonds, Series D-3	4.000%	11/15/49	3,515,000	4,029,574
Green Bonds, Series E	5.000%	11/15/29	3,000,000	3,906,199
Green Bonds, Series E	5.000%	11/15/33	2,250,000	2,941,058
Green Bonds, Series E, Refunding	4.000%	11/15/45	8,500,000	9,781,697
Green Bonds, Series F	5.000%	11/15/24	1,360,000	1,569,630
Series A-2	5.000%	5/15/30	9,100,000	11,807,645	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	618,113
New York City, NY, GO:
Series F-1	4.000%	3/1/47	6,000,000	7,124,803
Subseries D-1	5.000%	3/1/43	3,000,000	3,795,222
Subseries F-1	5.000%	3/1/43	6,000,000	7,738,878
Subseries F-1	5.000%	3/1/50	8,450,000	10,778,895
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	2,550,000	2,910,785
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	5,250,000	6,140,542
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,153,119
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,429,754
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	5,000,000	5,862,970
Series C-1	4.000%	5/1/43	19,955,000	23,823,031
Series S	4.000%	5/1/45	2,000,000	2,375,930
Series S	4.000%	5/1/47	7,000,000	8,296,344

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Subordinated, Series B-1	5.000%	8/1/45	$13,900,000	$17,174,872
New York State Dormitory Authority Revenue:
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,415,188
Series B, Refunding	5.000%	2/15/43	10,000	12,599	(d)
Series B, Refunding	5.000%	2/15/43	9,390,000	11,534,736
Series E, Refunding	5.000%	3/15/34	25,000,000	29,588,620
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,575,211
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	3,000,000	3,883,806
Series A, AGM	5.000%	10/1/30	5,825,000	7,505,583
Series A, AGM	5.000%	10/1/32	4,000,000	5,120,240
Series A, AGM	5.000%	10/1/33	1,250,000	1,593,767
Series A, AGM	5.000%	10/1/34	1,750,000	2,218,011
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	4.000%	3/15/46	13,085,000	15,447,791
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	10,468,922	(e)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,118,944
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,462,189
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,695,000	6,585,151
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	2,211,776	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	17,759,487	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,307,455	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	5,750,000	6,825,007	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/31	1,200,000	1,585,349

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/32	$1,600,000	$2,103,649
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/33	1,600,000	2,096,737
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/34	1,250,000	1,634,069
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/35	2,000,000	2,608,394
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	2,000,000	2,380,898
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,453,548	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	33,053,953	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	3,196,742	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	18,730,000	21,287,070	(a)
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Series C	5.000%	3/15/44	8,995,000	11,488,076
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,490,138	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,876,075
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	37,228,480
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	6,003,472
Consolidated Series 226, Refunding	5.000%	10/15/40	3,000,000	3,812,008	(a)(f)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,750,000	2,217,174	(a)(f)
Series 221	4.000%	7/15/55	19,550,000	22,552,546	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	14,825,000	18,937,858
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	5,900,000	7,594,311
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	6,275,000	7,362,452
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	27,025,000	34,294,320
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	13,250,000	16,867,853
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	10,290,000	12,874,549

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	25

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	$1,300,000	$1,674,255
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,606,045
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,294,872

Total New York				607,511,049

North Carolina - 1.2%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,937,904
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,642,801	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,876,805	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	7,500,000	9,412,739
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,445,545
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	529,714
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, Series A	5.125%	1/15/37	2,000,000	2,009,074
Carolinas Healthcare System, Series A	5.250%	1/15/42	5,000,000	5,033,889
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,355,003	(d)
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,880,030
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,432,741
Series A, Refunding	5.000%	7/1/47	2,750,000	3,148,108
Series A, Refunding	5.000%	7/1/51	8,445,000	9,642,459
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,955,152
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,312,909
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	841,316

Total North Carolina				58,456,189

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	$2,000,000	$2,393,685
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,191,761
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,186,955
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	3,350,000	3,878,213
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	12,710,000	14,733,916
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	6,084,839
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	310,000	311,596
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,594,929
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,133,969	(d)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series A, Refunding	2.500%	10/1/29	7,500,000	8,291,382	(a)(b)(c)
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,658,752	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	25,880,144	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	680,515
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,243,482
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,656,355	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,858,154	(a)

Total Ohio				78,778,647

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	9,483	*(g)

Oregon - 0.2%
Medford, OR, Hospital Facilities Authority Revenue, Asante Projects, Series A, Refunding	5.000%	8/15/50	3,000,000	3,820,478

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - (continued)
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	$700,000	$902,773
Series B, Refunding	5.000%	7/1/40	600,000	768,610
Series C, Refunding	5.000%	7/1/28	1,100,000	1,394,843	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,224,995

Total Oregon				8,111,699

Pennsylvania - 3.8%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	5,350,667
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	2,076,101
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,438,700
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	9,014,654
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	15,365,888
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,478,116
Series 2018	5.000%	6/1/32	1,750,000	2,163,284
Series 2018	5.000%	6/1/34	1,000,000	1,227,697
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	975,000	1,131,635	(d)
Diakon Lutheran Social Ministries	5.000%	1/1/38	9,025,000	9,998,788
Penn State Health	4.000%	11/1/35	1,000,000	1,194,210
Penn State Health	4.000%	11/1/37	2,000,000	2,375,418
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,849,918	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	2,897,290
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,000,000	2,417,023
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,411,234

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	$1,710,000	$2,021,368
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,500,000	1,807,652
Pennsylvania State Higher EFA Revenue:
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,252,441
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,010,014	(d)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,768,412	(d)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,023,069	(d)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,178,518
Series A-1	5.000%	12/1/42	2,500,000	3,073,563
Series A-1	5.000%	12/1/47	3,975,000	4,834,699
Series B	5.000%	12/1/45	7,000,000	9,054,943
Subordinated, Series B	5.000%	12/1/50	3,750,000	4,789,475
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,411,830	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	8,590,333
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,560,645
Series B	5.000%	2/1/37	2,400,000	3,060,204
Series B	5.000%	2/1/38	2,250,000	2,858,110
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,187,625
Series A, State Aid Withholding	5.000%	9/1/34	810,000	951,176
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,406,954
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	6,258,114
Series A	5.000%	7/1/45	6,000,000	6,733,564
Series A, Refunding	5.000%	11/1/50	4,000,000	5,152,154

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$3,500,000	$4,271,605
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,770,746
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019	0.410%	2/15/24	5,000,000	5,025,815	(c)

Total Pennsylvania				177,443,652

Puerto Rico - 3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	23,155,000	24,506,326
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	6,980,000	5,618,900	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	4,790,000	4,586,425	*(g)
Series A	5.000%	7/1/42	8,490,000	8,129,175	*(g)
Series A	5.050%	7/1/42	1,950,000	1,867,125	*(g)
Series CCC	5.000%	7/1/21	35,000	33,512	*(g)
Series CCC	4.600%	7/1/24	10,000	9,538	*(g)
Series CCC	5.000%	7/1/24	1,000,000	957,500	*(g)
Series CCC	4.625%	7/1/25	30,000	28,613	*(g)
Series CCC	5.000%	7/1/28	625,000	598,437	*(g)
Series DDD, Refunding	3.300%	7/1/19	20,000	18,200	*(h)
Series DDD, Refunding	3.625%	7/1/21	435,000	400,200	*(g)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	3,399,125	*(g)
Series TT	5.000%	7/1/17	35,000	33,031	*(h)
Series TT	5.000%	7/1/24	120,000	114,900	*(g)
Series TT	5.000%	7/1/37	3,930,000	3,762,975	*(g)
Series XX	5.250%	7/1/40	13,300,000	12,768,000	*(g)
Series ZZ, Refunding	5.250%	7/1/23	805,000	772,800	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,093,000	5,476,279
CAB, Restructured, Series A-1	0.000%	7/1/46	5,550,000	1,806,913
CAB, Restructured, Series A-1	0.000%	7/1/51	54,808,000	12,961,171
Restructured, Series A-1	4.550%	7/1/40	1,210,000	1,359,684
Restructured, Series A-1	5.000%	7/1/58	21,575,000	24,612,877
Restructured, Series A-2	4.329%	7/1/40	7,454,000	8,270,416

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-2	4.329%	7/1/40	$1,000,000	$1,109,527
Restructured, Series A-2A	4.550%	7/1/40	16,210,000	18,215,271

Total Puerto Rico				141,416,920

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,834,068
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,584,174

Total Rhode Island				6,418,242

South Carolina - 0.3%
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,536,456	(d)
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	933,381	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,990,965	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,936,597	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,373,091	(a)

Total South Carolina				14,770,490

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,342,910

Tennessee - 1.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	7,578,925
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	2,000,000	2,471,571
Subordinated, Series B	5.000%	7/1/42	2,500,000	3,089,464
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,883,414
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	2,230,844	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,537,427	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	$33,250,000	$37,677,450	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,770,770

Total Tennessee				67,239,865

Texas - 6.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,852,417
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,841,922
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,937,572	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,638,481	(a)
Series 2019	5.000%	11/15/31	4,000,000	5,140,834	(a)
Series 2019	5.000%	11/15/36	4,765,000	6,044,965	(a)
Series 2019B	5.000%	11/15/44	3,500,000	4,361,007	(a)
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,652,296
Senior Lien, Series B	4.000%	1/1/51	3,000,000	3,520,407
Senior Lien, Series E	4.000%	1/1/50	2,000,000	2,317,733
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,592,912
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,165,838
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,696,452
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,782,366
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,941,314
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	5,000,000	5,806,788
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,127,479
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,006,676	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,820,000	2,203,685	(d)(i)

See Notes to Schedule of Investments.

32	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	$4,000,000	$4,551,094
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	8,886,793	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,399,630
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	7,960,000	7,990,202
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	857,634	(a)
Series 2017	5.000%	11/1/36	710,000	857,661	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,251,836	(a)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,301,695
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,377,479
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,494,160
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,643,597
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	2,196,601
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,770,265
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,271,730
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,564,437
Series B, Refunding	5.000%	1/1/40	11,205,000	12,005,586
Series B, Refunding	5.000%	1/1/45	11,000,000	12,528,450

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	$36,830,000	$43,188,534
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Refunding	5.000%	12/15/29	5,750,000	7,442,348
Refunding	5.000%	12/15/30	6,000,000	7,869,773
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/39	1,300,000	1,539,354
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	1,000,000	1,182,998
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/40	1,250,000	1,476,027
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	1,000,000	1,186,603
Segment 3C Project	5.000%	6/30/58	25,000,000	30,677,005	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	10,150,334	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	5,000,000	5,964,021
West Harris County, TX, Regional Water
Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,381,640
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	1,780,695	*(e)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	428,542	*(g)

Total Texas				320,847,868

U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,259,105
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	196,911
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,790,000	4,800,561

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - (continued)
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	$3,900,000	$3,930,591
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,300,000	1,310,197

Total U.S. Virgin Islands				16,497,365

Utah - 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,842,591	(a)
Series A	5.000%	7/1/37	3,500,000	4,251,240	(a)
Series B	5.000%	7/1/47	1,575,000	1,929,113
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,515,000	1,684,426
Series 2019	5.000%	10/15/26	1,115,000	1,349,655
Series 2019	4.000%	10/15/30	2,025,000	2,410,680
Series 2019	4.000%	10/15/34	1,000,000	1,168,381
Series 2019	4.000%	10/15/39	1,750,000	2,018,962
Series 2021	3.000%	10/15/45	1,000,000	1,032,291
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,987,897
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,231,936
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,335,906
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,386,506

Total Utah				30,629,584

Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,159,568

Virginia - 1.1%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	2,010,317
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,250,765
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,610,742
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	1,019,602
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,025,036	(d)
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,350,000	7,469,095	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Series B, Refunding	5.000%	7/1/45	$9,730,000	$11,356,309	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	11,884,561
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,144,640	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,248,343	(a)
Series A	5.000%	1/1/33	1,665,000	2,038,699
Series A	5.000%	1/1/35	2,725,000	3,318,568

Total Virginia				53,376,677

Washington - 1.0%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	3,750,000	4,711,162	(a)
Series 2019	5.000%	4/1/34	4,000,000	5,011,595	(a)
Series 2019	5.000%	5/1/43	8,500,000	10,020,973	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,836,679	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,890,406	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,398,892	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,652,471	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	7,400,000	9,323,555
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,497,461	(e)

Total Washington				47,343,194

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	9,064,174	(b)(c)

Wisconsin - 0.9%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,352,519	(a)
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	14,271,799
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,750,000	2,273,415

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	$2,500,000	$3,208,549
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	8,100,000	9,353,092	(e)
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,750,000	2,126,843
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	3,000,000	3,581,643
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,137,999

Total Wisconsin				40,305,859

TOTAL MUNICIPAL BONDS (Cost - $4,119,699,557)				4,548,661,094

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 1.2%
New York - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $58,759,542)	4.000%	3/15/42	50,000,000	59,047,654

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,178,459,099)				4,607,708,748

SHORT-TERM INVESTMENTS - 3.1%
MUNICIPAL BONDS - 3.1%
Alabama - 0.1%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.010%	7/15/32	2,800,000	2,800,000	(k)(l)

Arizona - 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.020%	11/15/52	3,215,000	3,215,000	(k)(l)

California - 0.0%††
California Statewide CDA, MFH Revenue, IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	4/1/25	100,000	100,000	(a)(k)(l)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.070%	5/1/30	700,000	700,000	(a)(k)(l)

Total California				800,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.0%††
University of Delaware Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.020%	11/1/37	$700,000	$700,000	(k)(l)

Florida - 0.3%
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A, LOC - TD Bank N.A.	0.050%	2/1/38	400,000	400,000	(k)(l)
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.020%	11/1/38	400,000	400,000	(k)(l)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.060%	5/1/24	11,900,000	11,900,000	(a)(k)(l)

Total Florida				12,700,000

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	260,000	260,000	(k)(l)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	2,000,000	2,000,000	(k)(l)

Total Indiana				2,260,000

Massachusetts - 0.0%††
Massachusetts State DFA Revenue:
Boston University, Series U-6C, LOC - TD Bank N.A.	0.010%	10/1/42	845,000	845,000	(k)(l)
Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	0.050%	7/1/46	300,000	300,000	(k)(l)

Total Massachusetts				1,145,000

Michigan - 0.0%††
University of Michigan Revenue, Series D-1	0.010%	12/1/24	155,000	155,000	(k)(l)

Minnesota - 0.1%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	0.050%	11/15/34	1,100,000	1,100,000	(k)(l)
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/15/48	4,200,000	4,200,000	(k)(l)

Total Minnesota				5,300,000

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.7%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.010%	12/1/30	$2,300,000	$2,300,000	(k)(l)
Chevron USA Inc. Project, Series A	0.010%	11/1/35	6,550,000	6,550,000	(k)(l)
Chevron USA Inc. Project, Series B	0.010%	12/1/30	1,800,000	1,800,000	(k)(l)
Chevron USA Inc. Project, Series B	0.010%	12/1/30	1,930,000	1,930,000	(k)(l)
Chevron USA Inc. Project, Series B	0.010%	11/1/35	900,000	900,000	(k)(l)
Chevron USA Inc. Project, Series D	0.010%	11/1/35	6,400,000	6,400,000	(k)(l)
Chevron USA Inc. Project, Series F	0.010%	12/1/30	3,100,000	3,100,000	(k)(l)
Chevron USA Inc. Project, Series G	0.010%	12/1/30	3,360,000	3,360,000	(k)(l)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	4,820,000	4,820,000	(k)(l)

Total Mississippi				31,160,000

Missouri - 0.3%
Missouri State HEFA Revenue, BJC Health System, Series C	0.050%	5/15/38	12,800,000	12,800,000	(k)(l)

New Jersey - 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue:
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.040%	7/1/33	400,000	400,000	(k)(l)
Series D, LOC - TD Bank N.A.	0.020%	7/1/43	1,800,000	1,800,000	(k)(l)

Total New Jersey				2,200,000

New York - 1.2%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.050%	11/1/38	2,600,000	2,600,000	(k)(l)
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.020%	11/1/31	2,550,000	2,550,000	(k)(l)
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.020%	11/1/35	2,190,000	2,190,000	(k)(l)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.050%	11/1/32	4,050,000	4,050,000	(k)(l)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC - TD Bank N.A.	0.020%	4/1/36	1,400,000	1,400,000	(k)(l)
Subseries E-5, LOC - TD Bank N.A.	0.020%	3/1/48	4,400,000	4,400,000	(k)(l)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	2,740,000	2,740,000	(k)(l)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.030%	3/15/33	200,000	200,000	(a)(k)(l)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, IDA Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.080%	1/1/37	$1,035,000	$1,035,000	(a)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.020%	6/15/33	6,670,000	6,670,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase	0.010%	6/15/50	700,000	700,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.020%	6/15/48	3,800,000	3,800,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.020%	6/15/48	1,700,000	1,700,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured:
Subseries A, Refunding, SPA - TD Bank N.A.	0.020%	11/1/29	1,950,000	1,950,000	(k)(l)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.030%	2/1/44	3,355,000	3,355,000	(k)(l)
New York State Dormitory Authority Revenue, City University, Series D, LOC - TD Bank N.A.	0.050%	7/1/31	600,000	600,000	(k)(l)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.060%	11/1/39	290,000	290,000	(a)(k)(l)
New York State HFA Revenue:
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.030%	11/1/34	9,000,000	9,000,000	(a)(k)(l)
363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	0.030%	11/1/32	200,000	200,000	(a)(k)(l)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.030%	5/1/41	1,500,000	1,500,000	(a)(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue:
Series F, Refunding, LOC - Citibank N.A.	0.010%	11/1/32	3,095,000	3,095,000	(k)(l)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.020%	1/1/32	700,000	700,000	(k)(l)

Total New York				54,725,000

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.0%††
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.020%	8/1/34	$1,600,000	$1,600,000	(k)(l)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.020%	8/1/34	300,000	300,000	(k)(l)

Total Oregon				1,900,000

Pennsylvania - 0.1%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.020%	7/1/34	1,170,000	1,170,000	(k)(l)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.060%	12/1/39	400,000	400,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	0.050%	12/1/38	100,000	100,000	(k)(l)
Series 2020, Refunding, LOC - TD Bank N.A.	0.050%	12/1/39	2,100,000	2,100,000	(k)(l)
Philadelphia, PA, Gas Works Revenue, Series D, Refunding, LOC - TD Bank N.A.	0.050%	8/1/31	2,120,000	2,120,000	(k)(l)

Total Pennsylvania				5,890,000

Texas - 0.1%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	0.030%	6/1/25	3,000,000	3,000,000	(a)(k)(l)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	0.010%	12/1/41	900,000	900,000	(k)(l)
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	0.020%	4/1/32	1,600,000	1,600,000	(a)(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	0.010%	11/1/29	400,000	400,000	(k)(l)

Total Texas				5,900,000

Utah - 0.0%††
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.010%	5/15/58	410,000	410,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $144,060,000)				144,060,000

TOTAL INVESTMENTS - 100.5% (Cost - $4,322,519,099)				4,751,768,748
TOB Floating Rate Notes - (0.8)%				(37,500,000)
Other Assets in Excess of Other Liabilities - 0.3%				15,230,617

TOTAL NET ASSETS - 100.0%				$4,729,499,365

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	41

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of May 31, 2021.

(h)	The maturity principal is currently in default as of May 31, 2021.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

42	Western Asset Managed Municipals Fund 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2021 Quarterly Report	43

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

44	Western Asset Managed Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

45

Notes to Schedule of Investments (unaudited) (continued)

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

46

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$4,548,661,094	—	$4,548,661,094
Municipal Bonds Deposited in Tender Option Bond Trust	—	59,047,654	—	59,047,654

Total Long-Term Investments	—	4,607,708,748	—	4,607,708,748

Short-Term Investments†	—	144,060,000	—	144,060,000

Total Investments	—	$4,751,768,748	—	$4,751,768,748

†	See Schedule of Investments for additional detailed categorizations.

47